Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ (16,396)	$ (24,426)
Deferred financing costs	$ (16,001)	$ (13,882)
Common shares, par value (in USD per share)	$ 0.01	$ 0.01
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	284,871,943	284,265,041
Common shares, shares outstanding (in shares)	284,871,943	284,265,041